UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     November 3, 2000


Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:   $166079








FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ABBOTT LCOM     002824100    2515   52875SH       Sole             2875    50000
ALCATEL COM     013904305    3901   62045SH       Sole             3150    58895
AMERICANCOM     025816109    4049   66650SH       Sole             3855    62795
AMERICANCOM     026874107    3957   41349SH       Sole             2062    39287
ANHEUSERCOM     035229103    3648   86210SH       Sole             5000    81210
AT & T CCOM     001957109    1638   55745SH       Sole             3000    52745
AVON PROCOM     054303102    1670   40865SH       Sole             2225    38640
CAPITAL COM     14040H105    5187   74040SH       Sole             4075    69965
CHASE MACOM     16161A108    3026   65512SH       Sole             3362    62150
CHEVRON COM     166751107    4340   50910SH       Sole             3350    47560
CITIGROUCOM     172967101    5012   92711SH       Sole             5033    87678
DUPONT  COM     263534109    1585   38250SH       Sole             2100    36150
EL PASO COM     283905107    3640   59075SH       Sole             3125    55950
EXXON MOCOM     30231G102    3312   37156SH       Sole                     37156
FANNIE MCOM     313586109    4561   63790SH       Sole             3575    60215
FLEET BOCOM     339030108    4253  109055SH       Sole             6100   102955
GENERAL COM     370442105    1932   29720SH       Sole             1600    28120
HALLIBURCOM     406216101    2667   54500SH       Sole             3275    51225
HEWLETT COM     428236103    2901   29905SH       Sole             1825    28080
HONEYWELCOM     438516106    3285   92200SH       Sole             4750    87450
INFORMIXCOM     456779107     431  104400SH       Sole             9550    94850
INGERSOLCOM     456866102    2394   70660SH       Sole             3975    66685
INT'L BUCOM     459200101    4956   44050SH       Sole             2600    41450
ITT INDUCOM     450911102    1578   48640SH       Sole             4700    43940
JOHNSON COM     478160104    2569   27350SH       Sole             1350    26000
KEYSPAN COM     49337W100    3266   81385SH       Sole             4025    77360
KIMBERLYCOM     494368103    3691   66125SH       Sole             3725    62400
LUCENT TCOM     549463107    1715   56125SH       Sole             3800    52325
MELLON FCOM     58551A108    3905   84200SH       Sole             4700    79500
MINNESOTCOM     604059105    2505   27490SH       Sole             1700    25790
MORGAN SCOM     617446448    1535   16785SH       Sole              925    15860
MOTOROLACOM     620076109    4113  145600SH       Sole             7425   138175
PEPSICO COM     713448108    4107   89280SH       Sole             5100    84180
PHARMACICOM     71713U102    2659   44172SH       Sole             2375    41797
PROCTOR COM     742718109    1806   26950SH       Sole             1475    25475
QWEST COCOM     749121109    3468   72156SH       Sole             2766    69390
ROHM & HCOM     775371107    2610   89800SH       Sole             4850    84950
ROYAL DUCOM     780257804    2024   33775SH       Sole             2475    31300
SAFEWAY COM     786514208    4277   91605SH       Sole             5125    86480
SBC COMMCOM     78387G103    4160   83200SH       Sole             4600    78600
SCHLUMBECOM     806857108    2362   28690SH       Sole             1725    26965
SEARS ROCOM     812387108    2175   67100SH       Sole             3700    63400
TELEFONICOM     879382208     900   15140SH       Sole                     15140
TEXACO  COM     881694103    4056   77260SH       Sole             4250    73010
TRANSOCECOM     G90078109     506    8624SH       Sole              817     7807
TYCO INTCOM     902124106    4654   89725SH       Sole             4875    84850
UNICOM CCOM     904911104    6005  106870SH       Sole             5475   101395
UNUMPROVCOM     91529Y106    2363   86730SH       Sole             4525    82205
VERIZON COM     92343v104    5194  107235SH       Sole             5675   101560
WALT DISCOM     254687106    2787   72860SH       Sole             3650    69210
WASHINGTCOM     939322103    4153  104325SH       Sole             5350    98975
WELLPOINCOM     94973h108    1962   20435SH       Sole             1125    19310
WILLIAMSCOM     969457100    2674   63290SH       Sole             3375    59915
WORLDCOMCOM     98157D106    1444   47525SH       Sole             2600    44925
REPORT SUMMARY  54DATA RECORDS     166079            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED